Cover	Aug. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	000-56469
Entity Registrant Name	ENDI CORP.
Entity Central Index Key	0001908984
Entity Tax Identification Number	87-4284605
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2400 Old Brick Rd.
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Glen Allen
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23060
City Area Code	(434)
Local Phone Number	336-7737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable